UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,758,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108    17960   728900 SH       SOLE                   728900        0        0
AMB PROPERTY CORP              COM              00163T109    20231   638000 SH       SOLE                   638000        0        0
AMERICAN TOWER CORP            CL A             029912201    28805   557800 SH       SOLE                   557800        0        0
AVALONBAY CMNTYS INC           COM              053484101    54125   480900 SH       SOLE                   480900        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    59736  1295500 SH       SOLE                  1295500        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    50119  2447200 SH       SOLE                  2447200        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     5985   318200 SH       SOLE                   318200        0        0
D R HORTON INC                 COM              23331A109    42081  3527300 SH       SOLE                  3527300        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103    15799  1020600 SH       SOLE                  1020600        0        0
HOME DEPOT INC                 COM              437076102    52993  1511500 SH       SOLE                  1511500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104   164929  9229400 SH       SOLE                  9229400        0        0
HUDSON PAC PPTYS INC           COM              444097109     9182   610100 SH       SOLE                   610100        0        0
HYATT HOTELS CORP              COM CL A         448579102    46263  1011000 SH       SOLE                  1011000        0        0
ISHARES TR                     DJ US REAL EST   464287739   112110  2003400 SH  PUT  SOLE                  2003400        0        0
KILROY RLTY CORP               COM              49427F108    36324   996000 SH       SOLE                   996000        0        0
LOWES COS INC                  COM              548661107    30929  1233200 SH       SOLE                  1233200        0        0
MACERICH CO                    COM              554382101   154151  3254200 SH       SOLE                  3254200        0        0
MACK CALI RLTY CORP            COM              554489104    47322  1431400 SH       SOLE                  1431400        0        0
MERITAGE HOMES CORP            COM              59001A102    33993  1531200 SH       SOLE                  1531200        0        0
MFA FINANCIAL INC              COM              55272X102    30605  3750600 SH       SOLE                  3750600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    71720  1971400 SH       SOLE                  1971400        0        0
NVR INC                        COM              62944T105    27625    39977 SH       SOLE                    39977        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100    16000   787400 SH       SOLE                   787400        0        0
POST PPTYS INC                 COM              737464107    87712  2416300 SH       SOLE                  2416300        0        0
PUBLIC STORAGE                 COM              74460D109     6369    62800 SH       SOLE                    62800        0        0
REGENCY CTRS CORP              COM              758849103    12237   289700 SH       SOLE                   289700        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    20652   439400 SH  PUT  SOLE                   439400        0        0
RYLAND GROUP INC               COM              783764103    37284  2189300 SH       SOLE                  2189300        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    54544  1332300 SH       SOLE                  1332300        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    75266   756517 SH       SOLE                   756517        0        0
SL GREEN RLTY CORP             COM              78440X101    75838  1123360 SH       SOLE                  1123360        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    36656   603100 SH  PUT  SOLE                   603100        0        0
STARWOOD PPTY TR INC           COM              85571B105     8813   410300 SH       SOLE                   410300        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    31107  3011300 SH       SOLE                  3011300        0        0
TAUBMAN CTRS INC               COM              876664103    43589   863500 SH       SOLE                   863500        0        0
TERRENO RLTY CORP              COM              88146M101     4483   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    59616  3137700 SH       SOLE                  3137700        0        0
VENTAS INC                     COM              92276F100    47841   911600 SH       SOLE                   911600        0        0
VORNADO RLTY TR                SH BEN INT       929042109    27924   335100 SH       SOLE                   335100        0        0